Restructuring, Impairment and Plant Closing and Transition Costs - Accrued Liabilities by Initiatives (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021
Accrued liabilities by initiatives
Accrued liabilities	$ 11	$ 22
2018 initiatives and prior
Accrued liabilities by initiatives
Accrued liabilities	7	8
2019 initiatives
Accrued liabilities by initiatives
Accrued liabilities	1	0
2020 initiatives
Accrued liabilities by initiatives
Accrued liabilities	$ 3	$ 14